CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 100,288	$ 94,356	$ 63,749
Restricted cash	15,050	15,267	8,996
Prepaid income taxes	12,821	3,331	8,900
Deferred income taxes	68	68
Prepaid expenses	9,094	7,849	4,785
Deferred loan costs and other current assets	4,418	5,238	4,730
Worksite employee related assets	664,279	772,437	410,862
Total current assets	806,018	898,546	502,022
Workers compensation receivable	40,826	25,381	33,945
Restricted cash and investments	43,454	36,968	29,929
Property and equipment, net	30,389	25,690	24,360
Goodwill	288,857	288,857	195,966
Other intangible assets, net	107,204	134,020	91,009
Deferred income taxes	1,000	1,000
Deferred loan costs and other assets	15,300	24,276	10,496
Total assets	1,333,048	1,434,738	887,727
Current liabilities:
Accounts payable	13,145	7,315	5,250
Accrued corporate wages	23,095	26,264	15,896
Deferred income taxes	25,406	16,535	33,960
Current portion of notes payable and borrowings under capital leases	6,061	6,669	9,803
Other current liabilities	9,943	9,078	10,232
Worksite employee related liabilities	658,040	767,624	399,501
Total current liabilities	735,690	833,485	474,642
Notes payable and borrowings under capital leases, less current portion	569,650	812,208	291,531
Workers compensation liabilities	56,253	45,309	39,327
Deferred income taxes	2,292	8,888	18,026
Other liabilities	5,822	5,210	6,881
Total liabilities	1,369,707	1,705,100	830,407
Commitments and contingencies (Note 13)
Stockholders' deficit:
Preferred stock, $.000025 per share stated value; 20,000,000 shares authorized; no shares issued and outstanding at June 30, 2014
Common stock, $0.000025 per share stated value; 750,000,000 shares authorized; 10,709,224, 15,259,540 and 69,103,537 shares issued and outstanding at December 31, 2012 and 2013 and June 30, 2014, respectively	424,222	74,160	45,488
Accumulated deficit	(460,711)	(467,209)	(110,851)
Accumulated other comprehensive loss	(170)	(191)	(195)
Total stockholders' deficit	(36,659)	(393,240)	(65,558)
Total liabilities and stockholders' deficit	1,333,048	1,434,738	887,727
Series G Convertible Preferred Stock
Current liabilities:
Convertible preferred stock value		59,059	59,059
Series H Convertible Preferred Stock
Current liabilities:
Convertible preferred stock value		$ 63,819	$ 63,819